Debt - Summary of the Components of Interest Expense Related to the Company's Borrowings (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Interest Expenses [Line Items]
Amortization of debt discount/(premium), net									$ 13,572	$ 6,217	$ 2,322
Total interest expense	$ 27,589	$ 29,948	$ 28,051	$ 27,806	$ 27,887	$ 28,662	$ 29,676	$ 32,465	113,394	118,690	139,183
Facility fees									2,100	2,000	1,600
Continuing operations and discontinued operations
Schedule Of Interest Expenses [Line Items]
Amortization of deferred financing costs									9,896	9,070	7,937
Amortization of net losses related to interest rate swaps									0	93	108
Total interest expense									190,127	196,586	222,901
Continuing operations and discontinued operations | Revolving Credit Facilities
Schedule Of Interest Expenses [Line Items]
Interest expense									7,957	3,314	2,698
Continuing operations and discontinued operations | Term Note Payable
Schedule Of Interest Expenses [Line Items]
Interest expense									9,793	5,218	888
Continuing operations and discontinued operations | Mortgages and Notes Payable
Schedule Of Interest Expenses [Line Items]
Interest expense									111,049	143,233	184,439
Continuing operations and discontinued operations | Convertible Notes
Schedule Of Interest Expenses [Line Items]
Interest expense									24,509	24,509	24,509
Continuing operations and discontinued operations | Senior Unsecured Notes
Schedule Of Interest Expenses [Line Items]
Interest expense									13,351	4,932	0
Continuing operations and discontinued operations | Interest Expense
Schedule Of Interest Expenses [Line Items]
Amortization of debt discount/(premium), net									$ 13,572	$ 6,217	$ 2,322